SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, Definite lived intangible assets	$ 42,182	$ 210,932	$ 210,932	$ 379,686
Amortization	(42,180)	$ (126,564)	(168,750)	(168,754)
Balance, Definite lived intangible assets			$ 42,182	$ 210,932